Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021		Oct. 31, 2020	Jan. 31, 2020
Cash flows provided by (used in) operating activities
Net income		$ 1,625		$ 1,016	$ 1,212
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		147		291	261
Amortization and impairment	[1]	237		536	246
Stock options and restricted shares expense		6		3	3
Deferred income taxes		43		(16)	(93)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(36)		(4)	(11)
Net losses (gains) on disposal of property and equipment					1
Other non-cash items, net		82		14	(68)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(1,320)		64	(2,458)
Loans, net of repayments		(4,177)		(2,256)	(4,116)
Deposits, net of withdrawals		1,628		3,775	12,718
Obligations related to securities sold short		3,513		(263)	1,791
Accrued interest receivable		132		(179)	151
Accrued interest payable		(159)		109	(112)
Derivative assets		(1,440)		10,715	(1,356)
Derivative liabilities		1,688		(12,386)	252
Securities measured at FVTPL		(3,864)		(1,868)	(9,009)
Other assets and liabilities measured/designated at FVTPL		1,727		975	(1,050)
Current income taxes		62		(221)	1,242
Cash collateral on securities lent		(79)		260	(200)
Obligations related to securities sold under repurchase agreements		4,869		6,678	5,339
Cash collateral on securities borrowed		(3,010)		(1,335)	(2,964)
Securities purchased under resale agreements		1,199		(10,747)	(807)
Other, net		(4,096)		1,845	(297)
Cash flows provided by (used in) operating activities		(1,223)		(2,994)	675
Cash flows provided by (used in) financing activities
Redemption/repurchase/maturity of subordinated indebtedness		(1,008)		(33)
Issue of preferred shares and limited recourse capital notes, net of issuance cost				747
Issue of common shares for cash		62		4	83
Purchase of common shares for cancellation					(165)
Net sale (purchase) of treasury shares		(16)		19	1
Dividends and distributions paid		(651)		(650)	(636)
Repayment of lease liabilities		(74)		(78)	(75)
Cash flows provided by (used in) financing activities		(1,687)		9	(792)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(9,954)		(10,056)	(9,821)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		6,812		2,346	3,757
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		5,676		4,968	7,145
Net sale (purchase) of property and equipment		(71)		(100)	(62)
Cash flows provided by (used in) investing activities		2,463		(2,842)	1,019
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(98)		(13)	12
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(545)		(5,840)	914
Cash and non-interest-bearing deposits with banks at beginning of period		43,531	[2]	49,371	3,840
Cash and non-interest-bearing deposits with banks at end of period	[2]	42,986		43,531	4,754
Cash interest paid		1,091		899	2,533
Cash interest received		3,659		3,401	5,139
Cash dividends received		244		220	194
Cash income taxes paid (received)		$ 360		$ 639	$ (832)

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $493 million (October 31, 2020: $463 million; January 31, 2020: $493 million) and interest-bearing demand deposits with Bank of Canada.